Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property and Equipment [Line Items]
Total cost		$ 32,081	$ 13,023
Less: Accumulated depreciation		(15,708)	(9,191)
Property and equipment, net	$ 14,785	16,373	3,832
Machinery and equipment [Member]
Schedule of Property and Equipment [Line Items]
Total cost		26,786	7,728
Vehicles [Member]
Schedule of Property and Equipment [Line Items]
Total cost		$ 5,295	$ 5,295